Investments In and Advances To Affiliates (Tables)	12 Months Ended
Dec. 31, 2010
Investments In And Advances To Affiliates Tables Abstract
Equity Ownership Interest And Carrying Values Of Investments Accounted For Under The Equity Method
		December 31,
Affiliate	Country	2010	2009	2010	2009

		Carrying Value		Ownership Interest %
		(in millions)
AES Solar Energy Ltd.	United States	$256	$224	50%	50%
AES Solar Power Ltd.	United States	8	-	50%	-%
Barry(1)	United Kingdom	-	-	100%	100%
Cartagena	Spain	N/A	-	N/A	71%
CEMIG(2)	Brazil	22	-	72%	10%
Chigen affiliates	China	146	182	25%	27%
China Wind	China	69	52	49%	49%
Elsta	Netherlands	202	204	50%	50%
Guacolda	Chile	149	131	35%	35%
IC Ictas Energy Group	Turkey	151	104	51%	51%
InnoVent(1)	France	31	30	40%	40%
JHRH	China	39	-	35%	-%
OPGC	India	224	208	49%	49%
Trinidad Generation Unlimited(1)	Trinidad	20	16	10%	10%
Other affiliates		3	6	-%	-%
Total investments in and advances to affiliates		$1,320	$1,157

Summarized Financial Data For Unconsolidated Subsidiaries Accounted For Using The Equity Method
	50%-or-less Owned Affiliates			Majority-Owned Unconsolidated Subsidiaries

Years ended December 31,	2010	2009	2008	2010	2009	2008

	(in millions)			(in millions)
Revenue	$1,341	$1,229	$1,180	$20	$158	$170
Gross margin	207	240	274	18	71	61
Net income (loss)	100	110	83	7	(5)	(4)

December 31,	2010	2009		2010	2009

	(in millions)			(in millions)
Current assets	$948	$882		$114	$142
Noncurrent assets	4,131	3,543		646	1,140
Current liabilities	687	528		144	153
Noncurrent liabilities	1,597	1,406		242	1,055
Noncontrolling interests	(206)	(191)		125	(24)
Stockholders' equity	3,001	2,682		249	98